Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events

Note 19 – Subsequent Events

On October 2, 2020, Jacob D. Cohen, the Chief Executive Officer and member of the Board of Directors of the Company entered into Stock Purchase Agreements with each of (a) Esteban Alexander, the Chief Operating Officer and member of the Board of Directors of the Company, and (b) Luis Alan Hernandez, the Chief Marketing Officer and member of the Board of Directors of the Company (collectively, the “Preferred Holders” and the “Stock Purchase Agreements”).

Pursuant to the Stock Purchase Agreements, Mr. Alexander agreed to sell 7,000,000 shares of common stock of the Company which he held to Mr. Cohen, which rights to such shares were assigned by Mr. Cohen to Cohen Enterprises, Inc., which entity he controls (“Cohen Enterprises”), in consideration for an aggregate of $1,500 as well as for the amount of services provided by Mr. Cohen to the Company; and Mr. Hernandez agreed to sell 4,000,000 shares of common stock of the Company which he held to Cohen Enterprises, in consideration for an aggregate of $1,000 as well as for the amount of services provided by Mr. Cohen to the Company. The sales closed on November 5, 2020.

A condition to the Stock Purchase Agreements is that each of Mr. Alexander and Mr. Hernandez resign as a member of the Board of Directors of the Company by no later than January 15, 2021, provided that as of the date of this filing Mr. Alexander and Mr. Hernandez continue to serve as a member of the Board of Directors and have not yet resigned as members of the Board of Directors.

A further requirement to the terms of the Stock Purchase Agreements was that each of Mr. Alexander and Mr. Hernandez take such actions necessary and which may be requested from time to time by Mr. Cohen, to affect the cancellation of the one share of Series A Preferred Stock of the Company held by each of them, for no consideration (including, but not limited to, without the required payment by the Company of the $1 redemption price described in the designation of such Series A Preferred Stock).

The shares of Series A Preferred Stock held by Mr. Alexander and Mr. Hernandez were canceled on November 6, 2020.The common shares were also transferred to Mr. Cohen on November 6, 2020.

On October 12, 2020, the Company entered into a Securities Purchase Agreement with Quick Capital LLC an accredited investor (“Quick Capital”), pursuant to which the Company sold Quick Capital a convertible promissory note in the principal amount of $56,750 (the “Quick Capital Note”) in consideration for a $52,750 payment. The principal amount of the Quick Capital Note includes an advancement of legal fees equal to Quick Capital of $2,750 and carries a lump-sum interest payment for the entire twelve (12) months of the note, at eight percent (8%) per annum, equal to $4,000 which was capitalized upon the entry into the note. The note converts into common stock of the Company at a discount to market.

On October 8, 2020, the Company issued 125,000 shares of the Company’s common stock to eligible persons under the Plan. The shares were valued at $0.27 per share or $33,750.

On October 12, 2020, the Company issued 136,687 common shares to an investor in exchange for $12,818 of principal and accrued interest owed under the terms and conditions of that convertible note as issued to Adar Alef, LLC, dated February 24, 2020.

On October 19, 2020, the Company issued 323,322 common shares to an investor in exchange for $18,682 of principal and accrued interest owed under the terms and conditions of that convertible note as issued to Adar Alef, LLC, dated February 24, 2020.

On October 21, 2020, the Company issued 416,667 common shares to an investor in exchange for $30,000 of principal and accrued interest owed under the terms and conditions of that convertible note as issued to GHS Investments, LLC, dated October 10, 2020.

On October 26, 2020, the Company issued 340,716 common shares to an investor in exchange for $20,000 of principal and accrued interest owed under the terms and conditions of that convertible note as issued to Geneva Roth Remark Holdings, Inc., dated April 20, 2020.

On November 3, 2020, the Company issued 520,833 common shares to an investor in exchange for $26,000 of principal and accrued interest owed under the terms and conditions of that convertible note as issued to Adar Alef, LLC, dated February 24, 2020.

On November 3, 2020, the Company issued 492,126 common shares to an investor in exchange for $20,000 of principal and accrued interest owed under the terms and conditions of that convertible note as issued to Geneva Roth Remark Holdings, Inc., dated April 20, 2020.

On November 9, 2020, the Company issued 688,976 common shares to an investor in exchange for $20,000 of principal and accrued interest owed under the terms and conditions of that convertible note as issued to Geneva Roth Remark Holdings, Inc., dated April 20, 2020.

On November 10, 2020, the Company issued 721,154 common shares to an investor in exchange for $36,000 of principal and accrued interest owed under the terms and conditions of that convertible note as issued to Adar Alef, LLC, dated February 24, 2020.

On November 13, 2020, the Company issued 480,769 common shares to an investor in exchange for $24,000 of principal and accrued interest owed under the terms and conditions of that convertible note as issued to Adar Alef, LLC, dated February 24, 2020.

Management has evaluated all subsequent events from September 30, 2020 through the issuance date of the financial statements for subsequent event disclosure consideration. No change to the financial statements for the nine months ended September 30, 2020 is deemed necessary as a result of this evaluation.

Note 16 – Subsequent Events

On January 3 2020, 1,650,000 shares were cancelled in connection with the four exchanges agreements, dated April 12, 2019, pursuant to which 5,900,000 shares of common stock shall be cancelled in exchange for four long-term notes totaling $350,000. 4,250,000 shares were returned to Treasury for cancellation in 2019.

On January 10, 2020, the Company issued 250,000 shares of common stock as part of an employment agreement to Jesse J. Dickens, CEO of CCS. The shares were valued at $0.61 per share or $152,500.

On January 13, 2020, the Company issued 357,142 shares of common stock in connection with a Data Delivery and Ancillary Services Agreement. The shares were valued at $0.70 per share or $250,000 of which $25,000 was allocated for ancillary services and $225,000 was allocated for the purchase of consumer records and data to be utilized for marketing purposes.

On January 16, 2020, the Company issued 62,500 common shares to an investor in exchange for $25,000 in cash and $25,000 of principal and interest due under that certain convertible promissory note between the Company and the investor dated August 26, 2019. The Company received these funds on November 26, 2019 and the 62,500 shares were placed as shares payable to the investor as they were not issued until January 16, 2020. The shares issued to the investor are part of the 10,000,000 Shares offered and registered by the Company under its filed and effected Offering Statement.

On January 24, 2020, the Company issued 400,000 shares of the Company’s common stock to eligible persons under the Plan. The shares were valued at $0.30 per share or $120,000.

On February 24, 2020, the Company entered into a Securities Purchase Agreement with Adar Alef, LLC, an accredited investor (“Adar Alef”), pursuant to which the Company sold Adar Alef a convertible promissory note in the principal amount of $157,500, representing a purchase price of $150,000 and an original issue discount of $7,500, in exchange for $150,000 in cash (the “Adar Alef Note”). The Adar Alef Note accrues interest at a rate of 8% per annum and has a maturity date of February 24, 2021. The Company reimbursed a total of $7,500 of Adar Alef’s legal fees in connection with the sale of the note. The outstanding balance of the Adar Alef Note is automatically reduced by $7,500 if, on the 6th monthly anniversary of the issuance date of the Adar Alef Note, the closing price of the Company’s common stock is greater than $0.30 per share.

On February 28, 2020, the Company issued 160,000 common shares to an investor in exchange for $50,000 in cash and $30,000 of principal and interest due under that certain convertible promissory note between the Company and the investor dated August 26, 2019. The shares issued to the investor are part of the 10,000,000 Shares offered and registered by the Company under its filed and effected Offering Statement.

On March 11, 2020, the Company issued 100,000 shares of the Company’s common stock to eligible persons under the Plan. The shares were valued at $0.40 per share or $40,000.

On April 1, 2020, the Company issued 40,000 common shares to an investor in exchange for $20,000 of principal and interest due under that certain convertible promissory note between the Company and the investor dated October 10, 2019.

On April 20, 2020, the Company entered into a Securities Purchase Agreement with Geneva Roth Remark Holdings, Inc., an accredited investor (“Geneva Roth”), pursuant to which the Company sold Geneva Roth a convertible promissory note in the principal amount of $88,000 (the “Geneva Roth Note #1”). The Geneva Roth Note #1 accrues interest at a rate of 8% per annum (22% upon the occurrence of an event of default) and has a maturity date of April 20, 2021.

On April 30, 2020, the Company entered into a Securities Purchase Agreement with FirstFire Global Opportunities Fund, LLC, an accredited investor (“FirstFire”), pursuant to which the Company sold FirstFire a convertible promissory note in the principal amount of $105,000, representing a purchase price of $100,000 and an original issue discount of $5,000 (the “FirstFire Note”). The FirstFire Note accrues interest at a rate of 8% per annum (15% upon the occurrence of an event of default) and has a maturity date of April 30, 2021.

On May 13, 2020, the Company provided NMAC with its notice to terminate the License Agreement in pursuit of the Company’s desire to establish and develop its own brand and have the flexibilities to offer additional products and services that are not currently available at Novopelle branded locations. Effective on May 13, 2020 the License Agreement was terminated.

On May 15, 2020, the Company entered into a Securities Purchase Agreement (the “SPA”) with Global Career Networks Inc, a Delaware corporation (the “GCN”), the sole owner of Life Guru, Inc., a Delaware corporation (“Life Guru”). Pursuant to the SPA, the Company acquired a 51% interest in Life Guru from GCN. As consideration for the purchase of the 51% ownership interest in Life Guru, the Company issued to GCN 500,000 shares of its newly designated Series B Convertible Preferred Stock, which had an agreed upon value of $500,000 ($1.00 per share), and agreed to issue GCN up to an additional 1,500,000 shares of Series B Convertible Preferred Stock (with an agreed upon value of $1,500,000) upon reaching certain milestones.

On May 19, 2020, the Company entered into a Securities Purchase Agreement with Geneva Roth, pursuant to which the Company sold Geneva Roth a convertible promissory note in the principal amount of $53,000 (the “Geneva Roth Note #2”). The Geneva Roth Note #2 accrues interest at a rate of 8% per annum (22% upon the occurrence of an event of default) and has a maturity date of May 19, 2021.

On May 20, 2020, the Company issued one share of its newly designated shares of Series A Preferred Stock to each of the three members of its then Board of Directors, (1) Jacob D. Cohen, (2) Esteban Alexander and (3) Luis Alan Hernandez, in consideration for services rendered to the Company as members of the Board of Directors. Such shares of Series A Preferred Stock vote in aggregate sixty percent (60%) of the total vote on all shareholder matters, voting separately as a class. Notwithstanding such voting rights, no change in control of the Company was deemed to have occurred in connection with the issuance since Messrs. Cohen, Alexander and Hernandez, own in aggregate 68% of the Company’s outstanding common stock and therefore controlled the Company prior to such issuance.

On May 22, 2020, the Company issued 250,000 shares of common stock as part of an employment agreement to Jesse J. Dickens, CEO of CCS. The shares were valued at $0.26 per share or $65,000.

On May 22, 2020, the Company issued 3,000,000 shares of common stock to Jacob Cohen, the Company’s Director and CEO, as a bonus for services rendered. The shares were valued at $0.26 per share or $780,000.

On May 22, 2020, the Company issued 3,000,000 shares of common stock to Esteban Alexander, the Company’s Director and COO, as a bonus for services rendered. The shares were valued at $0.26 per share or $780,000.

On May 27, 2020, the Company issued 20,000 shares of the Company’s common stock to eligible persons under the Plan. The shares were valued at $0.26 per share or $5,200.

On June 2, 2020, the Company issued 2,083,333 shares of the Company’s common stock to GCN in connection with the conversion of 500,000 shares of Series B Convertible Preferred stock. The shares were valued at $0.24 per share or $500,000.

On June 4, 2020, the Company issued 50,000 common shares to an investor in exchange for $6,600 of principal and interest due under that certain convertible promissory note between the Company and the investor dated October 28, 2019.

On June 8, 2020, the Company issued 125,000 shares of the Company’s common stock to eligible persons under the Plan. The shares were valued at $0.27 per share or $33,750.

Management has evaluated all subsequent events from December 31, 2019 through the issuance date of the financial statements for subsequent event disclosure consideration. No change to the financial statements for the year ended December 31, 2019 is deemed necessary as a result of this evaluation.